Related Party Transactions (Details) - USD ($)						12 Months Ended
	Dec. 31, 2025	May 26, 2023	Mar. 24, 2023	Feb. 28, 2023	Jan. 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Number of ordinary shares (in Shares)	150
Accrued Exchange Fee Rebate	$ 42,000					$ 42,000	$ 200,000	$ 200,000
Total consideration						7,500,000
Remained outstanding						15,000	14,000
Komainu (Jersey) Limited [Member]
Related Party Transactions [Line Items]
Remained outstanding	300,000					300,000	400,000
Related Party [Member]
Related Party Transactions [Line Items]
Own expenses	$ 13,000					$ 13,000
Board of Directors Chairman [Member]
Related Party Transactions [Line Items]
Deferred Revenue, Revenue Recognized							6,100,000
CoinShares [Member]
Related Party Transactions [Line Items]
Carried interest earned	50.00%					50.00%
Short-Duration Contracts, Discounted Liabilities, Amount	$ 7,000,000					$ 7,000,000	$ 6,100,000	$ 6,600,000
Ordinary shares issued (in Shares)		358,783	160,000	50,000		950,000
Total consideration				$ 0.2
Recharge agreement.						$0.2	$0.2	$0.2
Custodial services						$ 4,400,000	$ 3,700,000	$ 1,000,000
Group settled expenditures	2,000					2,000	2,000	$ 0
Share acquired (in Shares)					75,000
Affiliated shares (in Shares)					121,654
CoinShares [Member] | Board of Directors Chairman [Member]
Related Party Transactions [Line Items]
Accrued Exchange Fee Rebate	$ 0					$ 0	$ 41,000
Maximum [Member]
Related Party Transactions [Line Items]
Total consideration		$ 10,800,000
Maximum [Member] | CoinShares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)					196,654
Total consideration			$ 4.6	$ 1.7	$ 4.7
Minimum [Member]
Related Party Transactions [Line Items]
Total consideration		$ 1,000,000
Minimum [Member] | CoinShares [Member]
Related Party Transactions [Line Items]
Total consideration			$ 0.4		$ 0.5